CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2011 Accounts Payable USD ($)	Dec. 31, 2011 Accounts Payable CNY	Dec. 31, 2010 Accounts Payable CNY	Dec. 31, 2009 Accounts Payable CNY	Dec. 31, 2010 Bills payable CNY	Dec. 31, 2009 Bills payable CNY
Cash flows from operating activities:
Net income (loss)	$ 18,109	113,983	119,248	(102,209)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	38,993	245,415	180,763	146,173
Land use right expense	98	618	51
Loss on disposal of property and equipment	2,190	13,781	7,549	2,398
Impairment losses of property and equipment	2,075	13,060	5,471
Write-off of leasehold improvements due to early termination of a lease	304	1,916	3,898	2,879
Deferred income tax benefit	(4,039)	(25,421)	(12,459)	(19,333)
Share-based compensation expense	6,909	43,483	15,517	11,412
Equity in loss (income) of an affiliate	(19)	(120)	18	(23)
Change in fair value of ordinary share purchase warrants				76,376
Change in fair value of interest rate derivative contract				6
Amortization of debt issuance costs				9,185
Amortization of discount on senior notes payable				23,675
Loss on debt extinguishment				26,477
Provisions for doubtful accounts	906	5,700
Unrealized gain on foreign exchange	(2,099)	(13,214)	(6,373)
Changes in operating assets and liabilities, net of effect of acquisitions:
Pledged bank deposits	(2,405)	(15,134)	682	(1,423)
Accounts receivable	(153)	(965)	(2,248)	(1,092)
Prepaid rent	(11,778)	(74,129)	(85,643)	(2,776)
Other prepaid expenses and current assets	(1,888)	(11,877)	(14,589)	(3,138)
Hotel supplies	(940)	(5,915)	(14,470)	1,618
Amounts due from related parties				59
Rental deposits	(2,565)	(16,143)	(15,421)	820
Accounts payable	730	4,592	24,702	(8,550)
Bills payable	1,201	7,562	(6,342)	4,324
Accrued expenses and other payables	16,749	105,415	85,460	36,563
Amounts due to related parties	53	333	(162)
Income taxes payable	1,994	12,550	13,638	4,121
Accrued lease payments	8,746	55,044	38,929	17,523
Refundable deposits	(338)	(2,127)	(6,300)	24,250
Deferred revenue	(187)	(1,174)	(3,102)	(686)
Deferred rebate income	35	217	6,446
Net cash provided by operating activities	72,681	457,450	335,263	248,629
Cash flows from investing activities:
Purchases of property and equipment	(90,057)	(566,811)	(425,639)	(326,359)
Purchases of land use right			(24,713)
Payment for acquisitions of subsidiaries, net of cash acquired	(19,274)	(121,306)
Proceeds from disposal of property and equipment	1,926	12,120
Advances made to an affiliate	(8)	(51)	(770)	(365)
Collection of advances made to an affiliate	222	1,398	523	387
Advances made to related parties	(71)	(447)	(1,242)
Collection of advances made to related parties	71	447	1,242
Purchase of short-term investment	(1,589)	(10,000)		(293,737)
Proceeds from redemption of short-term investment			293,613
Net cash used in investing activities	(108,780)	(684,650)	(156,986)	(620,074)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon IPO				811,253
Issuance costs of ordinary shares upon IPO	(140)	(881)	(17,291)	(6,074)
Proceeds from exercise of employee share options	900	5,667	3,918	13,043
Repayment of senior notes				(546,488)
Decrease in restricted cash				51,381
Proceeds from bank loans	57,625	362,686		195,000
Repayment of bank loans	(4,449)	(28,000)	(110,000)	(85,000)
Proceeds from borrowings from related parties			3,222
Repayment of borrowings from related parties	(459)	(2,891)	(2,176)	(3,868)
Acquisition of noncontrolling interest	(266)	(1,677)	(172)	(445)
Capital contributions to subsidiaries and VIEs from noncontrolling interest shareholders	350	2,200	2,326
Dividends paid by subsidiaries to noncontrolling interests shareholders	(532)	(3,347)	(2,005)
Net cash provided by (used in) financing activities	53,029	333,757	(122,178)	428,802
Effect of foreign currency exchange rate changes on cash	(332)	(2,096)	(8,674)	163
Net increase in cash	16,598	104,461	47,425	57,520
Cash at beginning of year	61,773	388,795	341,370	283,850
Cash at end of year	78,371	493,256	388,795	341,370
Supplemental disclosures of cash flows information:
Interest paid, net of capitalized interest	954	6,006	1,842	63,787
Income taxes paid	7,806	49,130	34,654	10,260
Non-cash investing and financing activities:
Purchases of property and equipment at end of year					$ 27,891	175,542	177,545	109,533	3,245	2,353